One-Time Termination Benefits (Details) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 27, 2015 USD ($)	Sep. 27, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated (more than)		2,000
Restructuring and Related Cost, Number of Positions Eliminated, Inception to Date Percent	2.10%	2.10%
Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	$ 34